Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000007079 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	87.30%
C000007079 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000007079 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000007079 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000007079 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007079 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000007079 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007078 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000007078 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	24.60%
C000007078 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000007078 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000007078 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000007078 | Other Line
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)